Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended								6 Months Ended
		Jun. 30, 2021		Mar. 31, 2021		Jun. 30, 2020		Mar. 31, 2020		Jun. 30, 2021	Dec. 31, 2020		Jun. 30, 2020
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ (2,805)	[1]	$ (2,354)	[1]	$ 100,823	[1]	$ (144,290)	[1]	$ (5,159)	$ 67,457	[1]	$ (43,467)
Reallocate reserve to retained earnings upon disposal of LTIs						30				60,530			30
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(40,338)		15,135		(97,081)		47,209		15,135	3,716		47,209
Unrealized gain (loss) on LTIs	[2]	(2,805)		(2,354)		100,823		(144,290)			67,457
Reallocate reserve to retained earnings upon disposal of LTIs	[2]			(53,119)		(26)					(56,038)
Long-term investment revaluation reserve at end of period		(43,143)		(40,338)		3,716		(97,081)		(43,143)	15,135		3,716
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(38,644)		22,103		(97,081)		57,062		22,103	8,410		57,062
Unrealized gain (loss) on LTIs	[2]	(2,326)		(217)		105,521		(154,143)			74,478
Reallocate reserve to retained earnings upon disposal of LTIs	[2]			(60,530)		(30)					(60,785)
Long-term investment revaluation reserve at end of period		(40,970)		(38,644)		8,410		(97,081)		(40,970)	22,103		8,410
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(1,694)		(6,968)		0		(9,853)		(6,968)	(4,694)		(9,853)
Unrealized gain (loss) on LTIs	[2]	(479)		(2,137)		(4,698)		9,853			(7,021)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]			7,411		4					4,747
Long-term investment revaluation reserve at end of period		$ (2,173)		$ (1,694)		$ (4,694)		$ 0		$ (2,173)	$ (6,968)		$ (4,694)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.